GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details) t in Millions		12 Months Ended
	Oct. 01, 2019 USD ($)	Dec. 31, 2019 $ / t t	Dec. 31, 2018 USD ($)
NAFTA
Disclosure of information for cash-generating units [line items]
Sales volume | t		20.9
Excess of recoverable amount over carrying amount	$ 789,000,000
Increase in pre-tax discount rate (change in basis points)		0.65%
Decrease in average selling price (change in %)	0.37%
Decrease in shipments (change in %)	1.06%
ACIS
Disclosure of information for cash-generating units [line items]
Sales volume | t		11.5
Excess of recoverable amount over carrying amount	$ 152,000,000
Increase in pre-tax discount rate (change in basis points)		0.27%
Decrease in average selling price (change in %)	0.29%
Decrease in shipments (change in %)	1.00%
Cash-generating units
Disclosure of information for cash-generating units [line items]
Estimated growth rate		2.00%
Impairment of goodwill	$ 0
Cash-generating units | NAFTA
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		10.80%	12.90%
Cash-generating units | Brazil
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		15.00%	15.50%
Cash-generating units | Europe
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		9.10%	10.60%
Cash-generating units | ACIS
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used		14.50%	15.40%
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Iron ore | $ / t		63
Coking coal | $ / t		145
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Iron ore | $ / t		80
Coking coal | $ / t		170
Disposal group, disposed of by sale, not discontinued operations | Votorantim remedies
Disclosure of information for cash-generating units [line items]
Impairment of goodwill			$ 18,000,000
Disposal groups classified as held for sale | ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment of goodwill			$ 16,000,000